EMPLOYEE EQUITY INCENTIVE AWARDS (Stock Options and Restricted Stock Units Award Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012
Number of awards
Outstanding, beginning balance	2,223,166	[1]
Forfeited	6,687	[2]
Outstanding, ending balance	1,707,773	[3]
Stock options exercisable	531,078
Vested and expected to vest	1,660,313	[4],[5]
Weighted-average exercise price
Outstanding, beginning balance	$ 9.45	[1]
Forfeited	$ 1.81	[2]
Outstanding, ending balance	$ 5.41	[3]
Stock options exercisable	$ 13.25
Vested and expected to vest	$ 5.55	[4],[5]
Weighted average remaining contractual life years
Outstanding, ending balance	2.15	[3]
Stock options exercisable	2.98
Vested and expected to vest	2.2	[4],[5]
Aggregate intrinsic value
Outstanding, ending balance	$ 59,151	[3]
Stock options exercisable	14,228
Vested and expected to vest	57,275	[4],[5]
Pre-vesting forfeiture rate	3.00%
Stock Options [Member]
Number of awards
Stock options exercised	872,833
Outstanding, beginning balance	1,554,159
Forfeited	741
Outstanding, ending balance	680,585
Vested and expected to vest	678,765
Weighted-average exercise price
Stock options exercised	$ 13.48
Outstanding, beginning balance	$ 13.52
Forfeited	$ 16.28
Outstanding, ending balance	$ 13.56
Vested and expected to vest	$ 13.56
Weighted average remaining contractual life years
Outstanding, ending balance	3.14
Vested and expected to vest	3.22
Aggregate intrinsic value
Outstanding, ending balance	18,022
Vested and expected to vest	17,974
Restricted Share Units (RSUs) [Member]
Number of awards
RSUs granted	513,850
Vested and issued RSUs	149,723
Vested and expected to vest	981,548
Outstanding, beginning balance	669,007
Forfeited	5,946
Outstanding, ending balance	1,027,188
Weighted-average exercise price
RSUs granted	$ 0.01
Vested and issued RSUs	$ 0.01
Weighted average remaining contractual life years
Vested and expected to vest	1.49
Outstanding, ending balance	1.49
Aggregate intrinsic value
Vested and expected to vest	$ 39,301
Outstanding, ending balance	$ 41,129

[1]	Includes (i) 1,554,159 stock options with weighted average exercise price of $13.52; and (ii) 669,007 RSUs.
[2]	Includes (i) 741 forfeited stock options with weighted average exercise price of $16.28; and (ii) 5,946 forfeited RSUs.
[3]	Includes (i) 680,585 stock options with weighted average exercise price of $13.56, with weighted average remaining contractual term of 3.14 years and with aggregate intrinsic value of $18,022 ; and (ii) 1,027,188 RSUs, with weighted average remaining contractual term of 1.49 years and with aggregate intrinsic value of $41,129.
[4]	Includes (i) 678,765 stock options with weighted average exercise price of $13.56 with weighted average remaining contractual term of 3.22 years and with aggregate intrinsic value of $17,974; and (ii) 981,548 RSUs, with weighted average remaining contractual term of 1.49 years and with aggregate intrinsic value of $39,301.
[5]	Based on the Company's historical experience and future expectations, the annual pre-vesting forfeiture rate is approximately 3%.